Fair value measurements - Schedule of Quantitative Information Regarding Significant Unobservable Inputs and Assumptions for Certain Level 3 Financial Instruments (Detail) ¥ in Millions		12 Months Ended
		Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)
Assets:
Other assets		¥ 822,566	¥ 784,174
Liabilities:
Short-term borrowings		189,018	49,279
Long-term borrowings		2,578,489	1,984,986
Recurring
Assets:
Trading assets and private equity investments	[1]	15,723,000	16,409,000
Loans and receivables	[2]	319,000	306,000
Liabilities:
Short-term borrowings	[3]	189,000	49,000
Long-term borrowings	[3],[4],[5]	2,601,000	1,967,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	[1],[6]	2,456,000	2,899,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[1],[6]	49,000	42,000
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[1]	5,359,000	6,019,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[1]	1,953,000	1,851,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	115,000	159,000
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	2,497,000	2,224,000
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[1]	13,000	0
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[1],[7]	199,000	183,000
Recurring | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[1]	572,000	253,000
Recurring | Non-trading debt securities [Member]
Assets:
Other assets		948,000	1,024,000
Recurring | Other [Member]
Assets:
Other assets	[6]	527,000	508,000
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	[1]	293,000	301,000
Loans and receivables	[2]	15,000	26,000
Liabilities:
Short-term borrowings	[3]	1,000	3,000
Long-term borrowings	[3],[4],[5]	525,000	394,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[1],[6]	¥ 39,000	¥ 68,000
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity discounts	[8]	4.60%	11.00%
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity discounts	[8]	40.00%	50.00%
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Liquidity discounts	[9]	21.60%	18.10%
Recurring | Level 3 [Member] | Equities [Member] | DCM [Member] | Minimum [Member]
Significant unobservable inputs
Capitalization rates	[8]		6.80%
Recurring | Level 3 [Member] | Equities [Member] | DCM [Member] | Maximum [Member]
Significant unobservable inputs
Capitalization rates	[8]		6.90%
Recurring | Level 3 [Member] | Equities [Member] | DCM [Member] | Weighted average [Member]
Significant unobservable inputs
Capitalization rates	[9]		6.80%
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[1],[6]	¥ 49,000	¥ 42,000
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8]	10
Price/Embedded values	[8]	0.4	0.4
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8]		4.5
Liquidity discounts	[8]	30.00%	0.00%
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8]		11.6
Liquidity discounts	[8]	33.00%	33.00%
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable inputs
EV/EBITDA ratios	[9]	10	10
Price/Embedded values	[9]	0.4	0.4
Liquidity discounts	[9]	32.30%	30.50%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 3,000	¥ 26,000
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.30%	0.00%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	6.10%	5.90%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]	1.10%	0.50%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 167,000	¥ 116,000
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.00%	0.00%
Recovery rates	[8]	0.00%	0.00%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	33.40%	26.60%
Recovery rates	[8]	42.60%	74.00%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]	10.40%	4.70%
Recovery rates	[9]	24.90%	57.10%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 2,000	¥ 3,000
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	[8]	18.10%	6.20%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	[8]	50.60%	30.40%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	[9]	15.30%	10.10%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 1,000	¥ 3,000
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	[8]	0.10%	0.30%
Prepayment rates	[8]	2.70%	3.80%
Default probabilities	[8]		0.00%
Loss severities	[8]		0.10%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	[8]	10.60%	10.70%
Prepayment rates	[8]	12.80%	50.00%
Default probabilities	[8]		2.00%
Loss severities	[8]		87.20%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	[9]	2.20%	3.70%
Prepayment rates	[9]	7.50%	12.80%
Default probabilities	[9]		2.00%
Loss severities	[9]		51.20%
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 13,000	¥ 0
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	[8]	17.00%
Loss severities	[8]	0.00%
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	[8]	26.00%
Loss severities	[8]	46.80%
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	[9]	24.30%
Loss severities	[9]	18.60%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[1],[7]	¥ 15,000	¥ 13,000
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	[8]	4.70%	0.00%
Prepayment rates	[8]	0.00%	0.00%
Default probabilities	[8]	1.00%	1.00%
Loss severities	[8]	30.00%	30.00%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	[8]	23.40%	90.90%
Prepayment rates	[8]	20.00%	20.00%
Default probabilities	[8]	10.00%	65.00%
Loss severities	[8]	100.00%	100.00%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	[9]	12.60%	11.10%
Prepayment rates	[9]	19.00%	18.50%
Default probabilities	[9]	2.20%	3.20%
Loss severities	[9]	32.70%	47.90%
Recurring | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 4,000	¥ 30,000
Recurring | Level 3 [Member] | Investment trust funds and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]		0.00%
Correlations	[8]		0.5
Recurring | Level 3 [Member] | Investment trust funds and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]		3.50%
Correlations	[8]		0.71
Recurring | Level 3 [Member] | Investment trust funds and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]		0.10%
Correlations	[9]		0.61
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivatives, net		¥ (6,000)	¥ 11,000
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Dividend yield	[8]	0.00%	0.00%
Volatilities	[8]	9.20%	6.90%
Correlations	[8]	(0.75)	(0.96)
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Dividend yield	[8]	8.40%	8.20%
Volatilities	[8]	100.20%	59.90%
Correlations	[8]	0.98	0.95
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Dividend yield
Volatilities
Correlations
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivatives, net		¥ (22,000)	¥ (39,000)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]		10.60%
Correlations	[8]		(0.45)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]		23.50%
Correlations	[8]		0.99
Recurring | Level 3 [Member] | Interest rate contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Interest rates	[8]	0.80%	0.70%
Volatilities	[8]	13.70%
Correlations	[8]	(0.3)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Interest rates	[8]	3.30%	5.20%
Volatilities	[8]	300.00%
Correlations	[8]	0.99
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Interest rates
Volatilities
Correlations
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivatives, net		¥ 4,000	¥ 5,000
Recurring | Level 3 [Member] | Credit contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]		1.00%
Correlations	[8]		0.26
Recurring | Level 3 [Member] | Credit contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]		70.00%
Correlations	[8]		0.95
Recurring | Level 3 [Member] | Credit contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.00%	0.00%
Recovery rates	[8]	0.00%	20.00%
Volatilities	[8]	1.00%
Correlations	[8]	0.37
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	19.90%	20.90%
Recovery rates	[8]	90.00%	90.00%
Volatilities	[8]	70.00%
Correlations	[8]	0.95
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads
Recovery rates
Volatilities
Correlations
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivatives, net		¥ (5,000)	¥ 5,000
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]	0.60%	11.20%
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]	16.10%	19.10%
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member]
Significant unobservable inputs
Credit spreads	[8]		0.00%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.00%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	12.20%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]	0.70%	0.00%
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		¥ 0	¥ 3,000
Recurring | Level 3 [Member] | Non-trading debt securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]		0.10%
Recurring | Level 3 [Member] | Non-trading debt securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]		2.50%
Recurring | Level 3 [Member] | Non-trading debt securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]		0.80%
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	[6]	¥ 57,000	¥ 56,000
Recurring | Level 3 [Member] | Other [Member] | DCF [Member]
Significant unobservable inputs
WACC	[8]	5.70%	6.10%
Growth rates	[8]	1.00%	1.00%
Liquidity discounts	[8]	30.00%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.60%
Liquidity discounts	[8]		0.00%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	2.40%
Liquidity discounts	[8]		30.00%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]	1.30%
WACC	[9]	5.70%	6.10%
Growth rates	[9]	1.00%	1.00%
Liquidity discounts	[9]	30.00%	12.70%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member]
Significant unobservable inputs
Liquidity discounts	[8]		30.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8]	2.9	3.6
PE ratios	[8]	11.5	9.6
Price/Book ratios	[8]	0	0
Liquidity discounts	[8]	20.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8]	13.5	8.3
PE ratios	[8]	83.9	60.1
Price/Book ratios	[8]	5	5.3
Liquidity discounts	[8]	30.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable inputs
EV/EBITDA ratios	[9]	7.6	4.9
PE ratios	[9]	29.3	24
Price/Book ratios	[9]	1.1	1
Liquidity discounts	[9]	29.20%	30.00%
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]		15.30%
Correlations	[8]		(0.78)
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]		55.50%
Correlations	[8]		0.94
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]	15.40%
Correlations	[8]	(0.75)
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]	47.50%
Correlations	[8]	0.91
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]		10.60%
Correlations	[8]		(0.78)
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]		55.50%
Correlations	[8]		0.99
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]	13.70%
Correlations	[8]	(0.75)
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]	47.50%
Correlations	[8]	0.99
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes loans for which the fair value option has been elected.
[3]	Includes structured notes for which the fair value option has been elected.
[4]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[5]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[7]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[8]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[9]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.